Bank Borrowings (Details) - Schedule of Outstanding Balances of Banks Borrowings - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Short-Term Debt [Line Items]
Bank borrowings	$ 13,405,816	$ 15,813,022
Guaranteed [Member]
Short-Term Debt [Line Items]
Bank borrowings	10,300,386	7,899,914
Collateralized and Guaranteed [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 3,105,430	$ 7,913,108